Loans, Financings and Debentures - Transferred to Intangible Assets the Costs of Loans and Financings Linked to Working in Progress (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Costs of loans and financings	R$ 1,604	R$ 2,070	R$ 1,545
Financing costs on Intangible assets	(71)	(142)	(159)
Net effect in Profit or loss	R$ 1,533	R$ 1,928	R$ 1,386